Related Party Transactions - Summary of Transactions and outstanding balances of related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Key Management Personnel	$ 863	$ 478
Stock-based compensation	3,760
Consulting fees	599	513
Reimbursement of expenses	380
Reimbursement of expenses and consulting fees	979	513
Director remuneration	352	349
Management remuneration	37,719	7,383
Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	28,357	6,045
Directors [Member]
Related Party Transaction [Line Items]
Stock-based compensation	3,408	349
Peter Vesco [Member]
Related Party Transaction [Line Items]
Consulting fees	179	213
Peter Vesco [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	915	156
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Share Capital Issued at nominal value	1	2
Loans Repaid		447
Consulting fees	150	150
DBLP Sea Cow [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	20,665	5,325
Estate of John Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid		3
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid		23
Director remuneration	206	206
Anthony Sharp [Member] | Directors [Member]
Related Party Transaction [Line Items]
Stock-based compensation	852
Stephen Perry [Member]
Related Party Transaction [Line Items]
Director remuneration	50	49
Stephen Perry [Member] | Directors [Member]
Related Party Transaction [Line Items]
Stock-based compensation	852
Arthur Yao [Member]
Related Party Transaction [Line Items]
Consulting fees	270	150
Reimbursement of expenses	167
Arthur Yao [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	5,211	156
Sauvik Banerjee [Member]
Related Party Transaction [Line Items]
Key Management Personnel	188
Reimbursement of expenses	16
Sauvik Banerjee [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	701	96
Daniel Wagner [Member]
Related Party Transaction [Line Items]
Loans Repaid		4,655
Key Management Personnel	159	156
Reimbursement of expenses	197
Crispin Lowery [Member]
Related Party Transaction [Line Items]
Key Management Personnel	185
Crispin Lowery [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	395
Salman Ahmad [Member]
Related Party Transaction [Line Items]
Key Management Personnel	159	156
Salman Ahmad [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	268	156
Richard Burchill [Member]
Related Party Transaction [Line Items]
Key Management Personnel	172	166
Richard Burchill [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	202	156
Sir David Wright [Member]
Related Party Transaction [Line Items]
Director remuneration	46	45
Sir David Wright [Member] | Directors [Member]
Related Party Transaction [Line Items]
Stock-based compensation	852
Derek Smith [Member]
Related Party Transaction [Line Items]
Director remuneration	50	49
Derek Smith [Member] | Directors [Member]
Related Party Transaction [Line Items]
Stock-based compensation	852
Rezolve China [Member]
Related Party Transaction [Line Items]
Business development expenses		151
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Related Party Transaction [Line Items]
Key Management Personnel	678	478
Stock-based compensation	3,760	349
Reimbursement of expenses and consulting fees	270	150
Management remuneration	31,755	6,613
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	27,047	5,637
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Related Party Transaction [Line Items]
Key Management Personnel	185
Reimbursement of expenses and consulting fees	709	363
Management remuneration	5,964	770
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense | Management [Member]
Related Party Transaction [Line Items]
Stock-based compensation	$ 1,310	$ 408